Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury stock CNY (¥) shares	Statutory reserves CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Retained earnings CNY (¥)	Noncontrolling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2021	¥ 2,794	¥ 37,915,939	¥ (20,502,188)	¥ 1,245,125	¥ (828,065)	¥ 77,494,475	¥ 3,950,558	¥ 99,278,638
Balance (in shares) at Dec. 31, 2021 | shares	3,446,311,000
Balance (in shares) at Dec. 31, 2021 | shares			(172,476,000)
Vesting of restricted share units	¥ 0	(2,569,917)	¥ 2,569,917
Vesting of restricted share units (in shares) | shares	518,000		22,632,000
Share-based compensation		2,763,611					277,999	3,041,610
Appropriation to statutory reserves				33,541		(33,541)
Net income/(loss) attributable to the Company and noncontrolling interest shareholders						20,340,578	(483,268)	19,857,310
Repurchase of shares			¥ (8,006,226)					(8,006,226)
Repurchase of shares (in shares) | shares			(73,361,000)
Cancellation of repurchased shares	¥ (84)	(15,027,659)	¥ 15,027,743
Cancellation of repurchased shares (in shares) | shares	(125,553,000)		125,553,000
Net change of capital from noncontrolling interest shareholders		(227,740)					81,115	(146,625)
Dividends to shareholders						(6,723,859)		(6,723,859)
Foreign currency translation adjustment					1,259,851		181,563	1,441,414
Accretion of redeemable noncontrolling interests						(2,978)	(2,244)	(5,222)
Balance at Dec. 31, 2022	¥ 2,710	22,854,234	¥ (10,910,754)	1,278,666	431,786	91,074,675	4,005,723	108,737,040
Balance (in shares) at Dec. 31, 2022 | shares	3,321,276,000
Balance (in shares) at Dec. 31, 2022 | shares			(97,652,000)
Vesting of restricted share units		(3,007,404)	¥ 3,007,404
Vesting of restricted share units (in shares) | shares			25,951,000
Share-based compensation		2,913,644					149,757	3,063,401
Appropriation to statutory reserves				262,750		(262,750)
Net income/(loss) attributable to the Company and noncontrolling interest shareholders						29,420,141	(66,677)	29,353,464
Repurchase of shares			¥ (4,791,014)					(4,791,014)
Repurchase of shares (in shares) | shares			(38,792,000)
Net change of capital from noncontrolling interest shareholders		(155,823)					(471,164)	(626,987)
Reclassification from mezzanine equity to noncontrolling interest shareholders							30,369	30,369
Dividends to shareholders						(8,013,894)		(8,013,894)
Foreign currency translation adjustment					184,994		36,878	221,872
Accretion of redeemable noncontrolling interests						(3,589)	(2,340)	(5,929)
Balance at Dec. 31, 2023	¥ 2,710	22,604,651	¥ (12,694,364)	1,541,416	616,780	112,214,583	3,682,546	¥ 127,968,322
Balance (in shares) at Dec. 31, 2023 | shares	3,321,276,000							3,210,783,141	3,210,783,141
Balance (in shares) at Dec. 31, 2023 | shares			(110,493,000)
Vesting of restricted share units		(3,297,794)	¥ 3,297,794
Vesting of restricted share units (in shares) | shares			26,874,000
Share-based compensation		3,554,037					261,409	¥ 3,815,446
Appropriation to statutory reserves				413,456		(413,456)
Net income/(loss) attributable to the Company and noncontrolling interest shareholders						29,701,528	558,829	30,260,357
Repurchase of shares			¥ (8,742,223)					(8,742,223)
Repurchase of shares (in shares) | shares			(69,698,000)
Cancellation of repurchased shares	¥ (79)	(13,665,651)	¥ 13,665,730
Cancellation of repurchased shares (in shares) | shares	(110,000,000)		110,000,000
Net change of capital from noncontrolling interest shareholders		665,719					(844,249)	(178,530)
Reclassification from mezzanine equity to noncontrolling interest shareholders							33,951	33,951
Dividends to shareholders						(11,165,339)		(11,165,339)
Foreign currency translation adjustment					390,027		34,329	424,356
Accretion of redeemable noncontrolling interests						(3,919)	(2,555)	(6,474)
Balance at Dec. 31, 2024	¥ 2,631	¥ 9,860,962	¥ (4,473,063)	¥ 1,954,872	¥ 1,006,807	¥ 130,333,397	¥ 3,724,260	¥ 142,409,866	$ 19,510,072
Balance (in shares) at Dec. 31, 2024 | shares	3,211,276,000							3,167,959,016	3,167,959,016
Balance (in shares) at Dec. 31, 2024 | shares			(43,317,000)